Document And Entity Information	9 Months Ended
Sep. 30, 2015
Document Information [Line Items]
Entity Registrant Name	xG TECHNOLOGY, INC.
Entity Central Index Key	0001565228
Amendment Flag	true
Document Period End Date	Sep. 30, 2015
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Description	Amendment to the S-1 document filed on 2016-02-08